Risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 CAD ($) MMcf $ / shares	Dec. 31, 2024 CAD ($)
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount	$ 2,900,000
Pre-tax unrealized risk management, change in share price | $ / shares	$ 10
Risk management, description	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Maximum exposure to credit risk	$ 87,800,000	$ 96,400,000
Accounts receivable, carrying value	56,100,000	88,000,000
Derivative financial assets, fair value	$ 31,700,000	$ 8,400,000
Percentage of long term debt instruments exposed to changes in short term interest rates	5.00%	66.00%
Fixed interest rate debt instruments outstanding	$ 175,000,000	$ 114,200,000
Fixed interest rate debt instruments remaining term	4 years 10 months 24 days	2 years 7 months 6 days
Interest rate	8.125%	11.95%
Foreign exchange forward contracts	$ 3,600,000
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value	$ 2,100,000	$ 1,900,000
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | MMcf	0.1
Percentage of net gas production	80.00%
Foreign exchange forward contracts	$ 3,600,000
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	50.00%
CrudeOil [Member] | 2023 Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount	$ 900,000
Foreign Exchange Forward Contracts [member]
Disclosure of risk management strategy [line items]
Foreign exchange forward contracts	$ 0
Oil and Natural Gas Liquids [Member] | Rolling 12 Months Basis [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
Oil and Natural Gas Liquids [Member] | Rolling 13 - 18 Months Basis [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	50.00%